Consolidated Statements Of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATIONS
Net income	$ 56,836	$ 57,355	$ 90,491
Loss from discontinued operations	0	3,268	717
Depreciation and amortization	60,927	61,016	62,989
Loss on debt extinguishment, net	11,722	246	488
Income tax benefits	(100,836)	(10,465)	(12,627)
Reserve for grower receivables	32,967	2,148	1,902
Gain on deconsolidation of European smoothie business	0	(32,497)	0
Amortization of discount on Convertible Notes	8,606	7,623	6,753
Equity in losses (earnings) of investees	6,314	2,925	(16,885)
Amortization of gain on shipping fleet sale	(14,131)	(14,562)	(15,164)
Stock-based compensation	10,042	14,033	14,268
Changes in current assets and liabilities:
Trade receivables	(11,022)	21,286	3,056
Other receivables	33,306	25,417	(14,416)
Inventories	(26,546)	663	(3,273)
Prepaid expenses and other current assets	(9,981)	(5,286)	17,798
Accounts payable and accrued liabilities	(18,617)	(70,422)	4,312
Deferred tax and other liabilities	2,995	17,455	1,136
Other	(3,624)	17,658	(6,450)
Operating cash flow	38,958	97,861	135,095
INVESTING
Capital expenditures	(75,535)	(65,542)	(68,305)
Acquisition of businesses	0	0	(1,200)
Net proceeds from sales of:
51% of European smoothie business, net of $1,396 cash included in the net assets on the date of sale	0	16,882	0
Equity method investments	3,307	21,345	16,800
Other long-term assets	3,512	1,089	7,121
Other, net	745	(6,094)	2,473
Investing cash flow	(67,971)	(32,320)	(43,111)
FINANCING
Issuance of long-term debt	330,067	0	0
Repayments of long-term debt	(400,333)	(30,429)	(47,764)
Payments of debt issuance costs	(5,026)	0	(118)
Payments of debt extinguishment costs	(6,915)	0	0
Borrowings under the revolving credit facility	0	0	38,000
Repayments of revolving credit facility and other debt	0	0	(38,000)
Financing cash flow	(82,207)	(30,429)	(47,882)
Increase (decrease) in cash and equivalents	(111,220)	35,112	44,102
Cash and equivalents, beginning of period	156,481	121,369	77,267
Cash and equivalents, end of period	$ 45,261	$ 156,481	$ 121,369